Mar. 31, 2024
Schwab Crypto Thematic ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology.

Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Other expenses	None
Total annual fund operating expenses	0.30

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the Schwab Crypto Thematic Index®. The index is designed to deliver global exposure to companies that may benefit from one or more of the following business activities: either directly or facilitating others in validating consensus mechanisms for (such as mining or staking) investing in, or trading cryptocurrency or other digital assets; enabling the use of cryptocurrency or other digital assets to buy or sell goods or services; and developing, distributing or implementing applications of blockchain or other distributed ledger technology, including in new cryptocurrencies or digital assets (collectively referred to as companies in the “crypto ecosystem,” and with respect to the fund’s investment strategy, the “Theme”).
“Digital assets” are assets issued and transferred using cryptographically secured distributed ledger or blockchain technology. As used herein, “digital assets” refers to all digital assets, including both digital asset securities (i.e., digital assets that are securities under U.S. securities laws) and cryptocurrencies. Many digital assets and, consequently, many companies eligible for inclusion in the index, rely on “blockchain” technologies. A “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. A blockchain stores transaction data in “blocks” that are linked together to form a “chain.” As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, blockchain technology can be used to track tangible, intangible and digital assets and companies in all business sectors.
The index is comprised of equity securities, including depositary receipts which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), of companies listed and traded on exchanges in U.S. and non-U.S. markets, including developed and emerging markets, as determined by the index provider (the Eligible Trading Venues).
The index is constructed using a proprietary rules-based methodology. The index methodology identifies and weights securities for inclusion in the index based on an objective determination of relevance and exposure to the Theme, which involves four steps:
(1)
Each company in the eligible universe is scored based on its exposure to the Theme, their “Thematic Beta”. Each company’s Thematic Beta is calculated by applying a proprietary natural language algorithm using keyword terms to review large volumes of publicly available data, including datasets and documents. Each document is then ‘scored’ for its relevance to the Theme based on a scoring algorithm and the scores for each company in the eligible universe are aggregated to determine the overall Thematic Beta for each company.

(2)
Each company with a Thematic Beta score greater than zero is then mapped to one or more common equity securities, including ADRs, GDRs and EDRs, listed on exchanges in the Eligible Trading Venues (the Index Universe). If a corresponding security cannot be identified then the company is removed from consideration.

(3)
Liquidity and investability screens are then applied to each security in the Index Universe. Securities that do not meet the screen criteria are removed from the Index Universe.

(4)
The remaining securities in the Index Universe that have passed the applicable liquidity and investability screens are ranked by a function of their Thematic Beta and the weight of the security from the previous rebalancing (if applicable). Up to 50 companies are kept in the Index Universe. The securities are then reviewed by the index provider to ensure that they are positively exposed to the Theme based on one or more factors and business metrics applied by the index provider. If it is not possible to gain confidence in the stock’s positive exposure to the Theme, then the company’s securities are removed from the Index Universe and the next highest ranked company is added. Following this review, each security is assigned an initial weight that is directly proportionate to its relative Thematic Beta which is then adjusted based on minimum and maximum weight constraints.

The methodology used by the index differs from the methodologies used by more traditional indexes to identify and weight index constituents because it utilizes a natural language algorithm (i.e., searches for key words or terms) to determine a company’s relevance to the Theme, whereas more traditional index methodologies may utilize financial metrics, such as a company’s past profits or revenue, to identify and weigh index constituents. Using a natural language algorithm may result in the index including companies that would not be classified by a more traditional index methodology as a company within the Theme, that do not have material exposure to the Theme based on profits, revenue or other financial metrics, or that have significant business operations or lines of business unrelated to the Theme. This means that the operating results of companies included in the index may not be tied economically to the Theme. Conversely, the index methodology may overlook companies that have material economic exposure to the Theme that otherwise would have been included in the index if the publicly available data for those companies had included the relevant keyword terms.
The index is reconstituted and rebalanced quarterly.
It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities, including depositary receipts, included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund will not invest in cryptocurrency or digital assets directly. The fund will not invest in initial coin offerings. The fund may, however, have indirect exposure to cryptocurrencies by virtue of its investments in operating companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments, or through other non-principal investments held by the fund.
Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index, but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The investment adviser typically seeks to track the total return of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. When the fund uses sampling techniques, the fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated. As of June 28, 2024, the index was concentrated in the Software (53%) and Capital Markets (30%) industries. In addition, as of June 28, 2024, a significant portion of the index consisted of companies in the Software & Services (55%) and Financial Services (39%) sectors.
The fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Performance
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index®. The fund does not seek to track the regulatory index.This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 64.66% Q4 2023 Worst Quarter: (13.40%) Q3 2023 Year-to-date performance (before taxes) as of 6/30/24: 14.38%
Average Annual Total Returns as of 12/31/23
Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (08/04/22)
Before taxes	108.67%	19.88%
After taxes on distributions	108.45%	19.38%
After taxes on distributions and sale of shares	64.40%	15.02%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index (Net)(1)(2)	22.20%	11.50%
Schwab Crypto Thematic Index®	109.40%	19.76%
(1)
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index® to the MSCI ACWI Index (Net).

(2)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.